Costs - Additional information (Details) € / shares in Units, € in Thousands			12 Months Ended
	May 10, 2023 NUMBER shares	May 13, 2020 NUMBER shares	Dec. 31, 2023 EUR (€) shares NUMBER € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares
Costs
Prospecting costs, geological and geophysical studies of exploration activities			€ 205,000	€ 220,000	€ 194,000
Research and development costs			166,000	164,000	177,000
Royalty expense			1,138,000	1,570,000	946,000
Net additions for contingencies			1,369,000	2,985,000	707,000
Provisions for redundancy incentives expense			56,000	78,000	94,000
Defined contribution plans expense			€ 102,000	€ 103,000	€ 97,000
Number of annual awards | NUMBER			3
Vesting period			3 years
Performance period			3 years
Lock-up clause percentage			50.00%
Number of other equity instruments granted in share-based payment arrangement | shares			1,909,849	2,069,685	2,365,581
Weighted average fair value of awarded shares | € / shares			€ 10.82	€ 9.2	€ 8.15
Expense from share-based payment transactions with employees			€ 20,000	€ 18,000	€ 16,000
Directors' remuneration expense			13,900	11,120	10,130
Statutory auditors remuneration expense			€ 580	€ 589	€ 550
Minimum
Costs
Percentage of shares that will vest after vesting period			0.00%
Weighted average share price at grant date | € / shares			€ 15.068	€ 12.918	€ 11.642
Expected dividend as percentage			6.60%	6.10%	7.10%
Expected volatility			28.20%	30.00%	44.00%
Maximum
Costs
Percentage of shares that will vest after vesting period			180.00%
Weighted average share price at grant date | € / shares			€ 15.482	€ 14.324	€ 12.164
Expected dividend as percentage			6.80%	6.80%	7.40%
Expected volatility			28.40%	31.00%	45.00%
Long-Term Monetary Incentive Plan 2020 - 2022
Costs
Limit of shares to be granted for the part relating to unused shares in share-based payment arrangement | shares	6,700,000
Percentage of shares that will be granted depending on market condition in terms of TSR		25.00%
Performance period		3 years
Percentage of shares that will be granted depending on a relative parameter represented by an industrial objective		20.00%
Percentage of shares that will be granted depending on an absolute parameter represented by an economic-financial objective		20.00%
Percentage of shares that will be granted depending on environmental sustainability and energy transition objective		35.00%
Number of absolute objectives considered for determination of shares that will be granted depending on environmental sustainability and energy transition objective | NUMBER		3
Percentage of shares that will be granted depending on decarbonisation objective		15.00%
Percentage of shares that will be granted depending on energy transition objective		10.00%
Percentage of shares that will be granted depending on circular economy objective		10.00%
Number of important projects considered for determination of shares that will be granted depending on environmental sustainability and energy transition objective | NUMBER		3
Lock-up clause term		1 year
Period from Strategic Plan approved by the Board of Administration		3 years
Long-Term Monetary Incentive Plan 2020 - 2022 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares		20,000,000
Long-Term Monetary Incentive Plan 2023 - 2025
Costs
Percentage of shares that will be granted depending on market condition in terms of TSR	25.00%
Performance period	3 years
Percentage of shares that will be granted depending on an absolute parameter represented by an economic-financial objective	40.00%
Percentage of shares that will be granted depending on environmental sustainability and energy transition objective	35.00%
Number of absolute objectives considered for determination of shares that will be granted depending on environmental sustainability and energy transition objective | NUMBER	3
Percentage of shares that will be granted depending on decarbonisation objective	10.00%
Percentage of shares that will be granted depending on energy transition objective	15.00%
Percentage of shares that will be granted depending on circular economy objective	10.00%
Lock-up clause term	2 years
Long-Term Monetary Incentive Plan 2023 - 2025 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares	16,000,000
Environmental liabilities
Costs
Net additions for contingencies			€ 559,000	€ 1,700,000	€ 279,000
Provisions for litigations
Costs
Net additions for contingencies			€ 87,000	€ 501,000	€ 162,000